Inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, net [Abstract]
Analysis of Inventories
An analysis of inventories at December 31, 2023 and 2024 is as follows:

	2023		2024
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	21,858,519	Ps.	26,361,417
Less: Reserve for obsolete and slow-moving inventories		(2,586,894)		(2,609,960)

Total	Ps.	19,271,625	Ps.	23,751,457